Document and Entity Information	Mar. 02, 2022
Details
Registrant CIK	0001521951
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	First Business Financial Services, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-34095
Entity Tax Identification Number	39-1576570
Entity Address, Address Line One	401 Charmany Drive
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53719
City Area Code	608
Local Phone Number	238-8008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FBIZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY